LOAN PAYABLE- RELATED PARTY	9 Months Ended
Jun. 30, 2011
Loan Payable, Related Party [Abstract]
Loan Payable, Related Party [Text Block]
NOTE 4        LOAN PAYABLE – RELATED PARTY

During the nine months ended June 30, 2011, the executives loaned the Company $11,856 to pay Company expenses and were repaid $11,856 subsequent to June 30, 2011. Pursuant to the terms of the loan, the loans are non-interest bearing, unsecured and due on demand (See Note 11).